BORROWINGS - Narrative (Details) - Globant LLC	Feb. 06, 2020 USD ($) payable loan_agreement	Jun. 02, 2022	Nov. 01, 2018 USD ($)
Term Loan Facility | A&R Credit Agreement
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum borrowing capacity			$ 50,000,000
Term Loan Facility | Second A&R Credit Agreement
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum borrowing capacity	$ 100,000,000
Revolving Credit Facility | A&R Credit Agreement
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum borrowing capacity			150,000,000
Line of credit facility, additional borrowing capacity			$ 100,000,000
Revolving Credit Facility | A&R Credit Agreement | LIBOR
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			1.75%
Revolving Credit Facility | Second A&R Credit Agreement
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum borrowing capacity	250,000,000
Line of credit facility, additional borrowing capacity	$ 100,000,000
Number of borrowings | loan_agreement	4
Coverage ratio	125.00%
Leverage ratio	300.00%
Maximum of advances outstanding to officers, directors and employees	$ 50,000
Maximum amount of restricted payments	$ 10,000,000
Number of maximum payables over average monthly billings | payable	5
Period preceding average monthly amount of affiliates’ billings	12 months
Capital expenditures, limited percentage of net revenues	10.00%
Percentage of capital expenditures over annual consolidated revenue	60.00%
Revolving Credit Facility | Second A&R Credit Agreement | LIBOR | Minimum
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	1.50%
Revolving Credit Facility | Second A&R Credit Agreement | LIBOR | Maximum
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	1.75%
Revolving Credit Facility | Second A&R Credit Agreement | Secured Overnight Financing Rate (SOFR)
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		0.10%